Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Interest Rates (Details) - Interest rate risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CHF Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 508	SFr 674	SFr 888
Effect on result before tax if interest rates decrease	SFr (508)	SFr (674)	SFr (888)
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 224	SFr 235	SFr 294
Effect on result before tax if interest rates decrease	SFr (224)	SFr (235)	SFr (294)
EUR Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 14	SFr 25	SFr 63
Effect on result before tax if interest rates decrease	SFr (14)	SFr (25)	SFr (63)